CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash Flows from Operating Activities:
Net (Loss) Earnings	$ 12,613	$ 54,458	$ 9,899
Adjustments to Reconcile Net (Loss) Earnings to Net Cash Used in Operations:
Depreciation & Amortization	24,824	21,737	21,834
Gain on the Sale of Assets	177	(432)	2
Deferred Income Tax Expense (Benefit)	6,524	(533)	(612)
Impairment Provision and Other Expenses	2,881	10,302	264
Earnings from equity investment	(578)	48	(628)
401 (k) match stock amount	2,017	1,820	2,123
Changes in Operating Assets and Liabilities (Net of Acquisition):
Accounts Receivable	4,708	1,289	6,373
Inventories	(30,349)	(52,185)	(21,162)
Other Current Assets	12,094	12,544	6,155
Income Taxes	(5,445)	2,246	874
Accounts Payable, Accrued Expenses and Other Liabilities	(5,142)	(12,136)	(5,690)
Net Cash Provided by (Used in) Operations	24,324	39,158	19,432
Cash Flows from Investing Activities:
Payments to Acquire Property, Plant and Equipment	32,139	9,864	26,213
Proceeds from the Sale of Assets	427	1,026	337
Cash Paid for Acquisition (Net of Cash Acquired)		(38,795)
Purchase equity method investment			16,242
Net Cash Provided by (Used in) Investing Activities	(31,712)	(47,633)	(42,118)
Cash Flow from Financing Activities:
Long-Term Borrowing	506,831	355,932	384,510
Payments on Long-Term Debt	(491,494)	(333,382)	(328,862)
(Payments) Borrowings on Notes Payable	(236)	(9,501)	(2,352)
Other	(1,493)	(305)	(312)
Purchase of Treasury Stock	(2,807)	(6,252)	(33,506)
Dividends	(23)	(23)	(23)
Net Cash Provided by (Used in) Financing Activities	10,778	6,469	19,455
Net Increase (Decrease) in Cash and Cash Equivalents	3,390	(2,006)	(3,231)
Cash and Cash Equivalents, Beginning of the Period	8,602	10,608	13,839
Cash and Cash Equivalents, End of the Period	11,992	8,602	10,608
Cash Paid During the Year
Interest Paid	8,352	6,820	5,116
Income Taxes Paid	6,284	24,108	$ 6,003
Noncash Transactions
Property, plant and equipment issued under capital lease	35,559	$ 5,313
Assets Previously Held for Sale	$ 5,025